REVENUES AND CONTRACT ACCOUNTING (Details -Disaggregated revenue) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 7,471,198	$ 15,012,366
Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,218,028	11,190,292
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,853,170	3,822,074
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,618,028	11,190,292
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,733,648	3,108,114
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,119,522	713,960
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,261,748	13,710,777
Rail [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,616,334	10,789,693
Rail [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,645,414	2,921,084
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,616,334	10,789,693
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,645,414	2,921,084
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	78,575	115,443
Commercial [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,694	9,297
Commercial [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	76,881	106,146
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,694	9,297
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	76,881	106,146
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	237,414
Governments [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		156,530
Governments [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	80,884
Governments [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		156,530
Governments [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	80,884
Governments [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,119,522	948,732
Artificial Intelligence [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		234,772
Artificial Intelligence [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,119,522	713,960
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		234,772
Artificial Intelligence [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,119,522	713,960
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,471,198	15,012,366
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,261,748	13,710,777
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	78,575	115,443
North America [Member] | Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue	11,353	237,414
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,119,522	$ 948,732